Income Taxes - Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Anticipated income tax benefit at statutory rate	$ (3,331,900)	$ (92,200)
State income tax expense, net of federal tax effect	(317,300)	(5,400)
Non-deductible expenses	3,124,600	99,300
Increase/(decrease) in valuation allowance	525,900	(691,400)
Change in federal tax rate		707,300
Change in state tax rate		(17,400)
Other	(1,300)	(200)
Income tax benefit